Location and Amount of Gains and Losses Related to Derivatives Designated as Hedging Instruments Reported in Consolidated Statements of Income (Detail) (Designated as Hedging Instrument, Interest Rate Swap Agreements, JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in OCI on derivative (effective portion)	¥ 544	¥ (47)	¥ (270)
Gain or (loss) recognized in income on derivative (ineffective portion)
Cash Flow Hedging | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	(138)	(169)	(214)
Fair Value Hedging | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on hedged item			(90)
Fair Value Hedging | Interest and Dividend Income
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized in income on derivative			¥ 68